Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Fair value upon issuance of investor options	$ 3,444,000
Ordinary shares [member]
Issuance of ordinary shares and pre-funded warrants, net of issuance cost			$ 4,531
Ordinary shares [member] | Issuance Costs September
Issuance of ordinary shares and pre-funded warrants, net of issuance cost		$ 4,765
Ordinary shares [member] | Issuance Costs September | Related party [Member]
Issuance of ordinary shares and pre-funded warrants, net of issuance cost		125
Ordinary shares [member] | Issuance costs June
Issuance of ordinary shares and pre-funded warrants, net of issuance cost		$ 8,904
Ordinary shares [member] | Issuance Costs July 2024
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	2,829
Fair value upon issuance of investor options	$ 3,444